Fair Value Measurement - Schedule of Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 001 - USD ($)	Dec. 31, 2024		Dec. 31, 2023
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	$ 317,414,509		$ 288,820,275
Mutual Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	92,026,798		128,801,659
Company Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	5,891,240		11,198,957
Level 1
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	97,918,038		140,000,616
Level 1 | Mutual Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	92,026,798		128,801,659
Level 1 | Company Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	5,891,240		11,198,957
Level 2
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0		0
Level 2 | Mutual Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0		0
Level 2 | Company Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0		0
Level 3
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0		0
Level 3 | Mutual Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0		0
Level 3 | Company Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	0		0
Investments at Net Asset Value
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Total investments	$ 219,496,471	[1]	$ 148,819,659	[2]

[1]	In accordance with Subtopic 820-10, certain investments that are measured at net asset value per share (or equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.
[2]	In accordance with Subtopic 820-10, certain investments that are measured at net asset value per share (or equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.